Redeemable Convertible Preferred Stock	9 Months Ended
Sep. 30, 2017
Accounting Changes and Error Corrections [Abstract]
Redeemable Convertible Preferred Stock

NOTE 4. REDEEMABLE CONVERTIBLE PREFERRED STOCK

As of December 31, 2016, the Company had authorized 11,500,000 shares of redeemable convertible preferred stock (collectively the Preferred Stock), par value $0.001 per share, 8,333,334 of which were designated as Series A preferred stock and 3,092,781 shares were designated as Series B preferred stock. The remaining 73,885 shares of preferred stock are available for future issuances in one or more series.

In connection with the RAC and NM transactions the Company issued 2,666,667 and 3,000,000 shares of Series A-1 preferred stock and Series A preferred stock, respectively. In July 2014, the Company also issued 3,092,781 shares of Series B preferred stock at $4.85 per share for gross proceeds of approximately $15,000. On July 15, 2016, all outstanding shares of Series A-1 preferred stock were converted on a one-for-one basis into shares of Series A preferred stock.

Each share of the Redeemable Convertible Preferred Stock has a liquidation preference equal to the applicable original issue price of each series, plus an eight percent compounded annual return, subject to adjustment for stock dividends, splits, combinations, recapitalizations and the like with respect to such shares. The preferred stock is redeemable at any time after July 15, 2019 if the holders of the minimum number of outstanding shares make that election. The Series A minimum is 65 percent of the outstanding shares, and the Series B minimum is 67 percent of the outstanding shares. The redemption price of the preferred stock would be equal to the greater of the liquidation price or a mutually agreed upon value or the value determined by a mutually selected appraiser. The liquidation price is equal to the original issue price increased by the annual liquidation preference of eight percent, compounded annually. As of December 31, 2016 and 2015, the holders of Series B preferred stock had a liquidation preference over the holders of Series A preferred stock and Series A-1 preferred stock and common stock by approximately $5.86 and $5.43 per share, respectively. As of December 31, 2016 and 2015, the holders of Series A preferred stock had a liquidation preference over the holders of common stock by approximately $2.14 and $1.98 per share, respectively. As of December 31, 2015, the holders of Series A-1 preferred stock had a liquidation preference over the holders of common stock by approximately $1.98 per share.

The Redeemable Convertible Preferred Stock is convertible into the Company’s common stock at the option of the holders. Also, the Redeemable Convertible Preferred Stock will automatically convert into the Company’s common stock upon a public offering with gross proceeds of at least $15,000. In the conversion to common stock, the holders of the redeemable convertible preferred stock will receive one share of the Company’s common stock for each share of redeemable convertible preferred stock multiplied by the share’s liquidation preference divided by its original issue price.

As of December 31, 2016 and 2015, each share of Series B preferred stock was convertible into approximately 0.73 and 0.67 shares of common stock, respectively and each share of Series A preferred stock was convertible into approximately 0.73 and 0.67 shares of common stock, respectively. As of December 31, 2015, each share of Series A-1 preferred stock was convertible into approximately 0.67 shares of common stock.

If upon any liquidation event, funds and assets are insufficient to permit full payment of the liquidation preference of all shares of Series B preferred stock, then the remaining available funds and assets shall be distributed entirely to the holders of Series B preferred stock. Similarly, if upon any liquidation event, and after full payment to Series B preferred stock, remaining funds and assets are insufficient to permit full payment of the liquidation preference of all shares of Series A preferred stock, then the remaining available funds and assets shall be distributed pro-rata between the holders of Series A preferred stock. After the payment in full of the foregoing liquidation preferences, any remaining assets of the Company shall be distributed with equal priority and pro-rata (on an as converted to common stock basis) among the holders of the Company’s common stock and preferred stock provided that if each share of Series B and Series A preferred stock has received its respective Maximum Participation Amount (as described below), then such holder of each share of such preferred stock shall be entitled to receive upon liquidation, the greater of (A) the Maximum Participation Amount for such share of preferred stock, and (B) the amount such holder would have received for such share of preferred stock if all shares of such preferred stock had been converted into common stock immediately prior to such liquidation. The Maximum Participation Amount for all outstanding preferred stock is equal to two times the Original Issue Price for each series of outstanding preferred stock. The original issue price for the Series A and Series B preferred stock was approximately $1.76 and $4.85 per share.

The holders of the Redeemable Convertible Preferred Stock are entitled to receive non-cumulative dividends in an amount equal to or greater than those declared to holders of common stock out of funds legally available if and only when declared by the Board of Directors. No dividends were declared during the periods presented. As of December 31, 2016, the holders of Series B preferred stock, voting as a separate class, were entitled to elect two members of the Board of Directors, the holders of Series A preferred stock, voting together as a separate class, were entitled to elect one member of the Board of Directors, and the two remaining members of the Board of Directors were voted on by the holders of common stock.

The holders of the Redeemable Convertible Preferred Stock also have certain protective covenants, which generally restrict changes to the debt or capital structure of the Company without the approval of the majority of such holders.

The Series B preferred stock was recorded at the amount of the cash received at the date the shares were issued, with an offset for stock issuance costs. Stock issuance costs are amortized using a method that approximates the effective interest method over the term of the related financing. In the Company’s financial statements, the value of the Series B Preferred Stock is accounted for as temporary equity and is increased each period by the liquidation preference and by the amortization of the stock issuance costs over a five-year life, at which point the Series B preferred stock holders have the right of redemption. The liquidation preference and the amortization of stock issuance costs are reflected as accretion of redeemable convertible preferred stock on the statements of operations and are accounted for as an increase to net loss attributable to common shareholders.

The Series A-1 preferred stock was issued to the holders of RAC’s common stock. RAC was under common control with the Company, and RAC had a net book value accumulated deficit. Following the guidance of ASC 805-50, the assets and liabilities of RAC were recorded by the Company at their historical basis, and the Series A-1 preferred stock and common stock issued to the RAC shareholders was assigned no value at the merger date. The Company recorded a charge to its additional paid in capital to complete the accounting for the RAC merger. In the Company’s financial statements, the Series A-1 preferred stock is accounted for as temporary equity and is increased each period to reflect the increased liquidation preference and the amortization of the discount recorded at the RAC merger date associated with the RAC accumulated deficit at that date over a five-year period, at which point the Series A-1 preferred stockholders have the right of redemption. The liquidation preference and the amortization of discount are reflected as accretion of redeemable convertible preferred stock in the statements of operations and are accounted for as an increase to net loss attributable to common shareholders.

The Series A preferred stock, along with shares of the Company’s common stock, were issued to the holders of NM’s common stock in exchange for NM’s assets. NM was under common control with the Company, and NM’s assets had a net book value of $1,500. Following the guidance of ASC 805-50, the assets and liabilities of NM were recorded by the Company at their historical basis, and the Series A preferred stock and common stock issued to the NM shareholders were assigned values at the merger date based on the relative fair value of the preferred stock and common stock issued. The fair value attributed to the Series A preferred stock was less than its original issue price of approximately $1.76 per share. The Series A preferred stock is accounted for as temporary equity and is increased each period to reflect the increased liquidation preference and the amortization of the discount to the original issue price over a five-year life, at which point the Series A preferred stockholders have the right of redemption. The liquidation preference and the amortization of discount are reflected as accretion of redeemable convertible preferred stock on the statements of operations and are accounted for as an increase to net loss attributable to common shareholders.

Concurrent with the closing of the IPO on May 17, 2017, the Series B Preferred Stock, which had a liquidation preference of $18,668 and a net book value of $18,463, was automatically converted into 2,309,135 shares of the Company’s common stock, and the Series A Preferred Stock, which had a liquidation preference of $8,598 and a net book value of $6,272, was automatically converted into 2,922,798 shares of the Company’s common stock. The differences between the liquidation preference and book value of the Series B and Series A Preferred Stock of $205 and $2,326, respectively, were recorded as a debit to accretion of redeemable convertible preferred stock in the Company’s condensed statement of operations for the nine months ended September 30, 2017 and as an increase to Additional Paid-in Capital in the Company’s condensed consolidated balance sheet.

In the nine months ended September 30, 2017, the Company recorded the amount of the beneficial conversion feature of the Series B and Series A Preferred Stock amounting to $226 and $328, respectively, as the respective conversion prices for such shares were less than the fair market value of the underlying preferred stock. The beneficial conversion feature resulted in the recording of a discount against the preferred stock and a corresponding credit to the Company’s additional paid-in capital. For the nine months ended September 30, 2017, the aggregate amortization of the discount for the Series B and Series A Preferred Stock were $67 and $96, respectively, and were presented as an addition to accretion of redeemable convertible preferred stock in the Company’s condensed statement of operations for that period. As a result of the conversion of the Series B and Series A Preferred Stock, the Company recorded the write-off of the unamortized portion of the beneficial conversion feature of $159 and $232, respectively, as an addition to accretion of redeemable convertible preferred stock in the Company’s condensed statement of operations for the nine months ended September 30, 2017.

In May 2017, the Board of Directors and the stockholders of the Company approved the decrease in the Company’s authorized preferred stock from 11,500,000 shares to 1,000,000 shares (par value $0.001 per share), effective following the closing of the IPO and the filing of the Company’s amended and restated certificate of incorporation.

Redeemable Convertible Preferred Stock Buy-Back

On April 22, 2015, the Company entered into an asset purchase agreement to repurchase 1,704,060 shares of its Series A-1 preferred stock for $1,418. The Company subsequently retired all such shares.

On July 21, 2015, the Company entered into an agreement to purchase 47,910 shares of its Series A-1 preferred stock for $40. The Company subsequently retired all such shares.